Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2021	2020	2019
Crude oil	5,483	5,048	9,141
Oil products	101,418	63,564	102,408
Natural gas, LNG and NGLs	24,378	10,762	15,156
Non-oil products and other revenues from contracts with customers	6,082	9,779	10,838
Revenue from contracts with customers	137,361	89,153	137,543
Other operating revenues[a]	20,378	16,791	21,764
Total sales and other operating revenues	157,739	105,944	159,307